Note 6 - Employee Benefit Plans - Benefit Obligation and Prepaid Benefit Costs Assumptions (Details)		2 Months Ended	12 Months Ended
		Feb. 17, 2022	Dec. 31, 2023		Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate: net periodic pension cost			5.77%		5.54%
Discount rate: projected benefit obligation			5.77%		5.54%
Expected rate of return on plan assets		7.25%	7.25%		7.25%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase: net periodic pension cost			5.00%	[1]	5.00%
Rate of compensation increase: projected benefit obligation			4.00%	[2]	5.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase: net periodic pension cost			2.00%	[1]	2.00%
Rate of compensation increase: projected benefit obligation			2.00%	[2]	2.00%
Median [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase: projected benefit obligation	[2]		3.00%

[1]	5% for 2023 and 2% per year thereafter.
[2]	4% for 2023, 3% for 2024 and 2% per year thereafter.